Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.2%
2,691	iShares 20+ Year Treasury Bond ETF	$ 376,390	2.0
11,348	Vanguard Emerging Markets ETF	542,661	2.9
53,172	Vanguard FTSE Developed Markets ETF	2,541,090	13.4
3,993	Vanguard Mid-Cap ETF	928,013	4.9

	Total Exchange-Traded Funds
	(Cost $4,603,844)	4,388,154	23.2

MUTUAL FUNDS: 76.5%
	Affiliated Investment Companies: 16.2%
66,182	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	746,536	4.0
142,457	Voya Multi-Manager International Equity Fund - Class P3	1,541,384	8.1
81,405	Voya Multi-Manager International Factors Fund - Class P3	778,233	4.1
		3,066,153	16.2

	Unaffiliated Investment Companies: 60.3%
222,191	TIAA-CREF S&P 500 Index Fund - Institutional Class	10,647,410	56.2
33,668	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	788,512	4.1
		11,435,922	60.3

	Total Mutual Funds
	(Cost $15,229,281)	14,502,075	76.5

	Total Investments in Securities (Cost $19,833,125)	$ 18,890,229	99.7
	Assets in Excess of Other Liabilities	55,868	0.3
	Net Assets	$ 18,946,097	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,388,154	$–	$–	$4,388,154
Mutual Funds	$14,502,075	$–	$–	$14,502,075
Total Investments, at fair value	$18,890,229	$–	$–	$18,890,229

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$308,451	$170,942	$(485,601)	$6,208	$-	$7,244	$(28,091)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	765,868	615,626	(368,903)	(266,055)	746,536	15,181	13,372	102,032
Voya Multi-Manager International Equity Fund - Class P3	1,051,848	1,668,872	(753,617)	(425,719)	1,541,384	21,416	(25,922)	264,407
Voya Multi-Manager International Factors Fund - Class P3	457,403	856,403	(398,062)	(137,511)	778,233	31,895	(5,641)	75,522
	$2,583,570	$3,311,843	$(2,006,183)	$(823,077)	$3,066,153	$75,736	$(46,282)	$441,961

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $19,846,337.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,964
Gross Unrealized Depreciation	(965,072)
Net Unrealized Depreciation	$(956,108)